Securities Act File No. 333-249844

As filed with the Securities and Exchange Commission on June 11, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.
(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-249844) filed with the Securities and Exchange Commission on December 21, 2020 (SEC Accession No 0001193125-20-322859).

This Post-Effective Amendment is being filed solely for the purpose of filing the final Agreement and Plan of Reorganization as Exhibit 4 and the final Opinion of Counsel as to tax matters as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

1	Amended and Restated Declaration of Trust, filed previously with PEA 212 on December 23, 2015

1(a)	Amendment No. 1 dated March 11, 2021 to Amended and Restated Declaration of Trust, filed previously with PEA 297 on April 30, 2021.

2	By-laws, filed previously with PEA 89 on February 28, 2008

3	n/a

4	Agreement and Plan of Reorganization, filed herein

5	See Exhibits 1 and 2

6 (1)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated March 1, 2016, filed previously with PEA 213 on February 25, 2016

a. Amended Schedule A to Management Agreement between Registrant and TAM dated March 1, 2021, filed previously with PEA 295 on February 26, 2021

(2)	Sub-Advisory Agreement between TAM and Thompson, Siegel & Walmsley LLC, dated November 10, 2017, filed previously with PEA 251 on February 28, 2018

a. Amendment to Sub-Advisory Agreement dated February 21, 2020, filed previously with PEA 280 on February 28, 2020

7	Underwriting Agreement between Registrant and Transamerica Capital, Inc. (“TCI”) dated November 1, 2007, filed previously with PEA 89 on February 28, 2008

a. Schedule I to Underwriting Agreement between Registrant and TCI dated May 31, 2021, filed previously with PEA 298 on May 27, 2021

8	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with PEA 108 to Registration Statement on February 26, 2010

9	Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011

a. Amendment to Appendix A-1 of Custody Agreement dated November 30, 2015 filed previously with PEA 213 on February 25, 2016

b. Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 to Registration Statement on February 12, 2013

c. Amended Appendix A-1 (Mutual Funds) of Custody Agreement dated March 1, 2021, filed previously with PEA 295 on February 26, 2021

10 (1)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015

a. Amended Schedule A to 12b-1 Plan dated May 31, 2020, filed previously with PEA 298 on May 27, 2021

(2)	Amended and Restated Plan for Multiple Classes of Shares dated December 17, 2020, filed previously with PEA 295 on February 26, 2021

a. Amended Schedule A to Multiple Class Plan dated May 31, 2020, filed previously with PEA 298 on May 27, 2021

11	Opinion of counsel as to the legality of the securities being registered, filed previously with PEA 1 on December 21, 2020

12	Opinion of counsel as to tax matters pertaining to the proposed reorganization of Transamerica Dynamic Income with and into Transamerica Multi-Asset Income, filed herein

13 (1)	Amended and Restated Expense Limitation Agreement between Registrant and TAM dated March 1, 2015, filed previously with PEA 199 on March 30, 2015

Amendment to Amended and Restated Expense Limitation Agreement dated September 16, 2016, filed previously with PEA 269 on February 28, 2019

Amended and Restated Expense Limitation Agreement (including Schedules A and B) dated May 31, 2021, filed previously with PEA 298 on May 27, 2021

(2)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170 on February 12, 2013

a. Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 230 on September 29, 2016

b. Amended Schedule (Mutual Funds) dated March 1, 2021, filed previously with PEA 295 on February 26, 2021

(3)	Amended and Restated Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated December 17, 2020, filed previously with PEA 295 on February 26, 2021

14	Consent of Independent Registered Certified Public Accounting Firm, filed previously with PEA 1 on December 21, 2020

15	n/a

16	Power of Attorney, filed previously with the Registration Statement on Form N-14 on November 4, 2020

17 (1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc., dated October 15, 2020, filed previously with PEA 295 on February 26, 2021

(2)	Code of Ethics for Thompson, Siegel & Walmsley LLC, filed previously with PEA 295 on February 26, 2021

(3)	Prospectus dated March 1, 2021, as supplemented, filed with PEA No. 295 to the Registration Statement on February 26, 2021

(4)	Statement of Additional Information dated March 1, 2021, as amended and restated on May 31, 2021, as supplemented, filed with PEA No. 298 to the Registration Statement on May 27, 2021

(5)	Annual Report to Shareholders for the year ended October 31, 2020 filed with Form N-CSR on January 4, 2021

(6)	Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2020 filed with Form N-CSR on July 2, 2020

(7)	Proxy Card, filed previously with PEA 1 on December 21, 2020

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 11th day of June, 2021.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	June 11, 2021

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	June 11, 2021

/s/ Leo J. Hill Leo J. Hill*	Trustee	June 11, 2021

/s/ David W. Jennings David W. Jennings*	Trustee	June 11, 2021

/s/ Fredric A. Nelson III Fredric A. Nelson III*	Trustee	June 11, 2021

/s/ John E. Pelletier John E. Pelletier*	Trustee	June 11, 2021

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	June 11, 2021

/s/ John W. Waechter John W. Waechter*	Trustee	June 11, 2021

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	June 11, 2021

/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	June 11, 2021

*By:	/s/ Erin D. Nelson	Chief Legal Officer and Secretary	June 11, 2021
Erin D. Nelson**

**	Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(4)	Agreement and Plan of Reorganization

(12)	Opinion of Counsel as to Tax Matters